Schedule of fair value of the assets and liabilities acquired in business combinations (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)		Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)		Sep. 30, 2022 CAD ($)
Restructuring Cost and Reserve [Line Items]
Goodwill								$ 18,346	$ 25,101		$ 12,130
Pier Health Resource Centre Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Cash consideration			$ 7,262
Share consideration			300
Assumed debt
Total consideration			7,562
Cash									37
Accounts receivable									87
Inventories									169
Prepaid and other assets									36
Property and equipment									136
Right-of-use assets									667
Intangible assets	[1]								3,262
Trade and other payables									(178)
Income tax payable									(23)
Lease liabilities									(667)
Deferred tax liabilities									(890)
Net assets assumed									2,636
Goodwill									4,926
S Parsons Pharmacy Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Cash consideration			3,608
Share consideration			300
Assumed debt
Total consideration			3,908
Cash									87
Accounts receivable									125
Inventories									84
Prepaid and other assets									40
Property and equipment									16
Right-of-use assets									61
Intangible assets	[1]								2,104
Trade and other payables									(227)
Income tax payable
Lease liabilities									(61)
Deferred tax liabilities									(483)
Net assets assumed									1,746
Goodwill									2,162
Gregs Drugs Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Cash consideration			2,074
Share consideration
Assumed debt
Total consideration			2,074
Cash									26
Accounts receivable									81
Inventories									243
Prepaid and other assets									17
Property and equipment									9
Right-of-use assets									298
Intangible assets	[1]								865
Trade and other payables									(4)
Income tax payable									(18)
Lease liabilities									(298)
Deferred tax liabilities									(196)
Net assets assumed									1,023
Goodwill									1,051
One Nine Zero Seven Two Four Eight Alberta Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Cash consideration			1,067
Share consideration
Assumed debt
Total consideration			1,067
Cash
Accounts receivable
Inventories									58
Prepaid and other assets									5
Property and equipment									9
Right-of-use assets									95
Intangible assets	[1]								210
Trade and other payables
Income tax payable
Lease liabilities									(95)
Deferred tax liabilities
Net assets assumed									282
Goodwill									785
Clearbrook And Garden Park Pharmacy [Member]
Restructuring Cost and Reserve [Line Items]
Cash consideration			3,044
Share consideration			400
Assumed debt
Total consideration			3,444
Cash									1
Accounts receivable
Inventories									126
Prepaid and other assets									17
Property and equipment									150
Right-of-use assets									194
Intangible assets	[1]								1,454
Trade and other payables
Income tax payable
Lease liabilities									(194)
Deferred tax liabilities
Net assets assumed									1,748
Goodwill									1,696
Niagara Community Pharmacy Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Cash consideration			1,257
Share consideration			300
Assumed debt			4,186
Total consideration			5,743
Cash									258
Accounts receivable									414
Inventories									527
Prepaid and other assets									3
Property and equipment									1,816
Right-of-use assets									1,792
Intangible assets	[1]								1,653
Trade and other payables									(841)
Income tax payable
Lease liabilities									(1,792)
Deferred tax liabilities									(438)
Net assets assumed									3,392
Goodwill									2,351
Acquisition Of Pharmacies [Member]
Restructuring Cost and Reserve [Line Items]
Cash consideration		$ 4,695	18,312
Share consideration		550	1,300
Assumed debt		250	4,186
Total consideration		$ 5,495	$ 23,798
Cash						5			409
Accounts receivable						152			707
Inventories						314			1,207
Prepaid and other assets						299			118
Property and equipment						151			2,136
Right-of-use assets						1,563			3,107
Intangible assets						2,190	[2]		9,548	[1]
Trade and other payables						(454)			(1,250)
Income tax payable									(41)
Lease liabilities						(1,563)			(3,107)
Deferred tax liabilities						(497)			(2,007)
Net assets assumed						2,160			10,827
Goodwill						$ 3,335			$ 12,971

[1]	Intangible assets primarily consist of the customer list acquired in the business combination.
[2]	Intangible assets primarily consist of the customer list acquired in the business combination.